UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21142

Investment Company Act File Number

Eaton Vance Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Municipal Bond Fund

June 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 161.7%

Security	Principal Amount (000’s omitted)	Value
Education — 15.6%
Connecticut Health and Educational Facilities Authority, (Fairfield University), 4.00%, 7/1/47	$13,880	$14,079,177
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/46	3,250	3,618,550
Houston Higher Education Finance Corp., TX, (St. John’s School), 5.25%, 9/1/33	3,985	4,402,110
Houston Higher Education Finance Corp., TX, (William Marsh Rice University), Prerefunded to 5/15/20, 5.00%, 5/15/35(1)	15,000	15,876,900
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/27	5,710	7,075,832
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/30	8,325	10,445,128
Monroe County Industrial Development Corp., NY, (University of Rochester), 4.00%, 7/1/43(1)	14,050	14,687,448
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(1)	15,300	15,805,053
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/41(1)	10,000	11,341,900
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	720	743,717
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	2,460	2,543,222
University of Cincinnati, OH, 5.00%, 6/1/45(1)	6,000	6,841,440
University of Massachusetts Building Authority, 5.00%, 11/1/39(1)	14,175	15,668,620
University of Michigan, 5.00%, 4/1/40(1)	15,000	17,248,800

		$140,377,897

Electric Utilities — 4.4%
Energy Northwest, WA, (Columbia Generating Station), 5.00%, 7/1/40	$2,320	$2,599,862
Nebraska Public Power District, 5.00%, 1/1/34	5,000	5,681,100
Omaha Public Power District, NE, 5.00%, 2/1/42(1)	10,000	11,602,300
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 5.25%, 10/1/40	10,000	10,666,300
Unified Government of Wyandotte County/Kansas City Board of Public Utilities, KS, 5.00%, 9/1/36	3,425	3,688,999
Utility Debt Securitization Authority, NY, 5.00%, 12/15/35	4,500	5,086,935

		$39,325,496

Escrowed/Prerefunded — 19.0%
California Department of Water Resources, Prerefunded to 12/1/20, 5.25%, 12/1/35(1)	$9,715	$10,557,485
California Educational Facilities Authority, (University of Southern California), Prerefunded to 10/1/18, 5.25%, 10/1/38(1)	9,750	9,844,672
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), Prerefunded to 8/15/19, 5.00%, 8/15/39	11,570	12,036,271
Connecticut Health and Educational Facilities Authority, (Wesleyan University), Prerefunded to 7/1/20, 5.00%, 7/1/39(1)	14,700	15,659,322
Honolulu City and County, HI, Wastewater System, Prerefunded to 7/1/21, 5.25%, 7/1/36(1)	9,750	10,723,342
King County, WA, Sewer Revenue, Prerefunded to 1/1/21, 5.00%, 1/1/34(1)	4,000	4,315,960
King County, WA, Sewer Revenue, Prerefunded to 1/1/21, 5.00%, 1/1/34(1)	6,000	6,451,020
Marco Island, FL, Utility System, Prerefunded to 10/1/20, 5.00%, 10/1/34	1,445	1,549,199
Marco Island, FL, Utility System, Prerefunded to 10/1/20, 5.00%, 10/1/40	6,325	6,781,096

Security	Principal Amount (000’s omitted)	Value
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), Prerefunded to 1/1/21, 6.125%, 1/1/30	$1,175	$1,293,875
Metropolitan Transportation Authority, NY, Prerefunded to 11/15/20, 5.25%, 11/15/40	4,735	5,127,816
Metropolitan Transportation Authority, NY, Prerefunded to 11/15/21, 5.25%, 11/15/38	4,640	5,165,387
Mississippi, Prerefunded to 10/1/21, 5.00%, 10/1/30(1)	10,000	10,990,500
Mississippi, Prerefunded to 10/1/21, 5.00%, 10/1/36(1)	12,075	13,271,029
North Carolina Capital Facilities Finance Agency, (Duke University), Prerefunded to 4/1/19, 5.00%, 10/1/38(1)	13,500	13,853,295
North Carolina, Limited Obligation Bonds, Prerefunded to 5/1/21, 5.00%, 5/1/30(1)	10,000	10,878,100
Oregon, Prerefunded to 8/2/21, 5.00%, 8/1/36	1,140	1,244,527
Oregon Department of Administrative Services, Lottery Revenue, Prerefunded to 4/1/21, 5.25%, 4/1/30	6,425	7,008,518
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.00%, 12/1/34	720	791,568
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.00%, 12/1/34	760	835,544
Pennsylvania Turnpike Commission, Prerefunded to 12/1/20, 6.00%, 12/1/34	3,520	3,861,088
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.50%, 1/1/38	565	576,345
Tarrant County Cultural Education Facilities Finance Corp., TX, (Scott & White Healthcare), Prerefunded to 8/15/20, 5.25%, 8/15/40	450	482,382
Tarrant County Cultural Education Facilities Finance Corp., TX, (Scott & White Healthcare), Prerefunded to 8/15/20, 5.25%, 8/15/40	5,655	6,074,205
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	1,270	1,311,834
University of Colorado, (University Enterprise Revenue), Prerefunded to 6/1/21, 5.25%, 6/1/36(1)	10,000	10,971,000

		$171,655,380

General Obligations — 17.4%
California, 5.00%, 10/1/33(1)	$18,800	$21,547,808
California, 5.00%, 8/1/46(1)	15,000	17,300,250
California, (LOC: Citibank, N.A.), 1.45%, 5/1/34(2)	9,000	9,000,000
Chicago Park District, IL, (Harbor Facilities), 5.25%, 1/1/37(1)	8,320	8,705,466
Delaware Valley Regional Finance Authority, PA, 5.75%, 7/1/32	3,000	3,783,750
Klein Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/36(1)	2,000	2,139,040
New York, NY, 5.00%, 10/1/32	10,000	11,077,000
Ocean City, NJ, 1.00%, 11/15/28	2,295	1,908,820
Oregon, 5.00%, 8/1/35(1)	6,750	7,340,895
Oregon, 5.00%, 8/1/36	860	933,943
Port of Houston Authority of Harris County, TX, 5.00%, 10/1/35	7,500	8,003,175
Santa Monica Community College District, CA, (Election of 2016), 4.00%, 8/1/47(1)	10,000	10,587,000
Tacoma School District No. 10, WA, 5.00%, 12/1/39(1)	10,000	11,384,000
Washington, 4.00%, 7/1/28(1)	10,000	10,566,800
Washington, 5.00%, 2/1/35(1)	18,250	20,439,635
Washington, 5.00%, 2/1/38(1)	10,000	11,672,100

		$156,389,682

Hospital — 8.0%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/27	$1,000	$1,083,790
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	1,770	1,919,264
Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.50%, 7/1/38	2,790	3,111,296
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/41(1)	10,000	11,163,700

Security	Principal Amount (000’s omitted)	Value
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.25%, 7/1/35	$4,385	$4,901,991
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.00%, 1/1/32	10,950	11,944,917
Tampa, FL, (BayCare Health System), 5.00%, 11/15/46(1)	12,000	13,367,640
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 4.00%, 12/1/42	2,000	2,050,440
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center), 5.00%, 12/1/33	1,600	1,805,808
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 5.375%, 6/1/38	7,605	8,398,278
Wisconsin Health and Educational Facilities Authority, (Ascension Health Alliance Senior Credit Group), 5.00%, 11/15/41(1)	11,500	12,422,415

		$72,169,539

Housing — 0.5%
Seattle Housing Authority, WA, 3.50%, 12/1/38	$2,245	$2,209,507
Seattle Housing Authority, WA, 3.625%, 12/1/43	1,000	989,320
Tennessee Housing Development Agency, 3.90%, 7/1/42	1,000	1,014,420

		$4,213,247

Industrial Development Revenue — 0.5%
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	$4,245	$4,406,565

		$4,406,565

Insured – Education — 2.2%
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32	$15,900	$20,107,458

		$20,107,458

Insured – Electric Utilities — 0.6%
Louisiana Energy and Power Authority, (AGM), 5.25%, 6/1/38	$4,905	$5,445,580

		$5,445,580

Insured – Escrowed/Prerefunded — 10.7%
American Municipal Power-Ohio, Inc., OH, (Prairie State Energy Campus), (AGC), Prerefunded to 2/15/19, 5.75%, 2/15/39	$5,000	$5,132,350
Bossier City, LA, Utilities Revenue, (BHAC), Prerefunded to 10/1/18, 5.25%, 10/1/26	3,185	3,215,289
Bossier City, LA, Utilities Revenue, (BHAC), Prerefunded to 10/1/18, 5.25%, 10/1/27	1,985	2,003,877
Bossier City, LA, Utilities Revenue, (BHAC), Prerefunded to 10/1/18, 5.50%, 10/1/38	3,170	3,202,049
California Statewide Communities Development Authority, (Sutter Health), (AGM), Prerefunded to 8/15/18, 5.05%, 8/15/38(1)	11,000	11,048,510
District of Columbia Water and Sewer Authority, (AGC), Prerefunded to 10/1/18, 5.00%, 10/1/34(1)	8,500	8,574,630
Illinois Finance Authority, (Children’s Memorial Hospital), (AGC), Prerefunded to 8/15/18, 5.25%, 8/15/47(1)	15,000	15,068,250
Iowa Finance Authority, Health Facilities, (Iowa Health System), (AGC), Prerefunded to 8/15/19, 5.625%, 8/15/37	2,625	2,741,130
Kane, Cook and DuPage Counties School District No. 46, IL, (AMBAC), Escrowed to Maturity, 0.00%, 1/1/22	13,145	12,215,386
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	1,875	1,909,350

Security	Principal Amount (000’s omitted)	Value
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	$1,015	$1,033,361
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), Prerefunded to 1/1/19, 5.50%, 1/1/29	1,015	1,035,127
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), Prerefunded to 1/1/19, 5.75%, 1/1/39	1,160	1,184,430
Paducah Electric Plant Board, KY, (AGC), Prerefunded to 4/1/19, 5.25%, 10/1/35	2,735	2,810,568
Palm Beach County Solid Waste Authority, FL, (BHAC), Prerefunded to 10/1/19, 5.00%, 10/1/24	1,985	2,069,283
Palm Beach County Solid Waste Authority, FL, (BHAC), Prerefunded to 10/1/19, 5.00%, 10/1/26	1,575	1,641,875
Palm Springs Unified School District, CA, (AGC), Prerefunded to 8/1/19, 5.00%, 8/1/32	8,955	9,298,514
South Carolina Public Service Authority, (BHAC), Prerefunded to 1/1/19, 5.50%, 1/1/38	625	637,550
Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), Escrowed to Maturity, 0.00%, 8/15/20	5,570	5,354,831
Washington Health Care Facilities Authority, (MultiCare Health System), (AGC), Prerefunded to 8/15/19, 6.00%, 8/15/39	5,795	6,075,304

		$96,251,664

Insured – General Obligations — 5.9%
Chicago Park District, IL, (Limited Tax Park), (BAM), 5.00%, 1/1/39	$35	$37,658
Chicago Park District, IL, (Limited Tax Park), (BAM), 5.00%, 1/1/39(1)	13,600	14,632,784
Cincinnati City School District, OH, (AGM), (FGIC), 5.25%, 12/1/30	3,750	4,680,712
Clark County, NV, (AMBAC), 2.50%, 11/1/36	11,845	10,281,460
Frisco Independent School District, TX, (PSF Guaranteed), (AGM), 2.75%, 8/15/39	9,530	8,403,745
Kane, Cook and DuPage Counties School District No. 46, IL, (AMBAC), 0.00%, 1/1/22	16,605	14,989,832

		$53,026,191

Insured – Hospital — 1.5%
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	$13,115	$13,612,321

		$13,612,321

Insured – Industrial Development Revenue — 1.0%
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (BHAC), 5.00%, 10/1/39(1)	$9,000	$9,336,690

		$9,336,690

Insured – Other Revenue — 1.7%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$16,795	$8,496,758
New York City Industrial Development Agency, NY, (Yankee Stadium), (AGC), 7.00%, 3/1/49	6,750	6,984,900

		$15,481,658

Insured – Special Tax Revenue — 6.3%
Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27	$15,975	$15,658,695
Houston, TX, Hotel Occupancy Tax, (AMBAC), 0.00%, 9/1/24	18,035	15,223,163
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	15,000	19,110,150
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	28,945	6,618,274

		$56,610,282

Insured – Student Loan — 0.4%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$3,710	$3,818,814

		$3,818,814

Insured – Transportation — 10.3%
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/28	$2,500	$2,755,200
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/29	1,000	1,099,400
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/30	1,800	1,985,184

Security	Principal Amount (000’s omitted)	Value
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/31	$1,570	$1,725,933
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	1,015	1,126,579
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/33	1,150	1,275,902
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	8,080	8,494,100
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/21	10,200	9,518,334
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	25,000	9,647,750
Manchester, NH, (Manchester-Boston Regional Airport), (AGM), 5.125%, 1/1/30	6,710	6,811,992
Metropolitan Washington Airports Authority, D.C., (BHAC), 5.00%, 10/1/29	1,785	1,852,687
New Jersey Transportation Trust Fund Authority, (AGC), 5.50%, 12/15/38	11,700	11,896,209
Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/24	1,605	1,226,011
Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/25	1,950	1,413,906
Port Palm Beach District, FL, (XLCA), 0.00%, 9/1/26	1,000	701,040
San Joaquin Hills Transportation Corridor Agency, CA, (Toll Road Bonds), (NPFG), 0.00%, 1/15/25	26,215	21,400,615
Texas Transportation Commission, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/20	10,275	9,840,881

		$92,771,723

Insured – Water and Sewer — 4.8%
Chicago, IL, Wastewater Transmission Revenue, (NPFG), 0.00%, 1/1/23	$13,670	$11,989,410
DeKalb County, GA, Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32(1)	10,000	11,905,600
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/32	5,540	7,058,016
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/38	1,070	1,406,226
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/32	2,615	2,921,269
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/33	2,240	2,495,808
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/35	2,730	3,027,515
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/37	2,240	2,478,941

		$43,282,785

Lease Revenue/Certificates of Participation — 2.3%
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	$755	$819,953
Hudson Yards Infrastructure Corp., NY, Prerefunded to 2/15/21, 5.75%, 2/15/47	1,225	1,350,097
North Carolina, Limited Obligation Bonds, 5.00%, 5/1/26	10	11,464
North Carolina, Limited Obligation Bonds, 5.00%, 5/1/26(1)	16,000	18,343,040

		$20,524,554

Other Revenue — 1.6%
New York City Transitional Finance Authority, NY, (Building Aid), 5.00%, 7/15/36(1)	$10,750	$11,612,042
Oregon Department of Administrative Services, Lottery Revenue, 5.25%, 4/1/30	1,275	1,385,798
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	1,700	1,843,582

		$14,841,422

Senior Living/Life Care — 0.1%
Delaware Economic Development Authority, (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/48	$1,250	$1,395,475

		$1,395,475

Special Tax Revenue — 19.2%
Central Puget Sound Regional Transit Authority, WA, Sales and Use Tax Revenue, Green Bonds, 5.00%, 11/1/30(1)	$12,575	$14,567,257
Central Puget Sound Regional Transit Authority, WA, Sales and Use Tax Revenue, Green Bonds, 5.00%, 11/1/41(1)	10,000	11,455,800
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 1/1/31(1)	20,000	21,635,200
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, 5.00%, 8/15/37(1)	20,200	22,979,116

Security	Principal Amount (000’s omitted)	Value
Metropolitan Transportation Authority, NY, Dedicated Tax Revenue, Green Bonds, 5.00%, 11/15/47	$5,450	$6,257,363
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 8/1/37(1)	10,000	10,507,100
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 2/1/37(1)	20,000	21,750,800
New York Convention Center Development Corp., Hotel Occupancy Tax, 5.00%, 11/15/45(1)	13,000	14,578,720
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 6/15/31	10,000	11,131,300
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	3,285	3,671,677
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/35	12,040	13,434,473
New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/47(1)	20,000	20,716,200

		$172,685,006

Transportation — 16.0%
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/36	$6,000	$6,697,680
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/38	2,105	2,345,328
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	3,205	3,621,490
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	4,950	5,585,382
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	8,275	8,632,480
Illinois Toll Highway Authority, 5.00%, 12/1/32(1)	10,425	11,905,246
Illinois Toll Highway Authority, 5.00%, 1/1/37(1)	10,000	11,247,700
Kansas Department of Transportation, 5.00%, 9/1/35(1)	10,000	11,404,300
Los Angeles Department of Airports, CA, (Los Angeles International Airport), 5.25%, 5/15/28	3,285	3,509,595
Metropolitan Transportation Authority, NY, 4.00%, 11/15/42	4,155	4,277,905
Metropolitan Transportation Authority, NY, 5.25%, 11/15/32	4,380	4,987,199
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	10,825	11,482,402
Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/37	4,615	5,159,109
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.00%, 12/15/24	10,000	10,992,400
New Jersey Turnpike Authority, 4.00%, 1/1/43	3,500	3,614,590
North Texas Tollway Authority, 5.00%, 1/1/43(1)	10,000	11,411,000
Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/35	2,305	2,450,722
Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/35	610	648,564
Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/40	1,010	1,073,852
Orlando-Orange County Expressway Authority, FL, Prerefunded to 7/1/20, 5.00%, 7/1/40	1,580	1,679,888
Port Authority of New York and New Jersey, 5.00%, 12/1/34(1)	14,360	16,181,566
Port Authority of New York and New Jersey, 5.00%, 7/15/39	5,000	5,300,500

		$144,208,898

Water and Sewer — 11.7%
Charleston, SC, Waterworks and Sewer Revenue, 5.00%, 1/1/45(1)	$25,000	$28,340,500
Dallas, TX, Waterworks and Sewer System Revenue, 5.00%, 10/1/41	15,000	17,140,800
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	1,070	1,147,907
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	1,965	2,113,397
Detroit, MI, Water Supply System, 5.25%, 7/1/41	2,910	3,131,655
Metropolitan St. Louis Sewer District, MO, 5.00%, 5/1/35(1)	8,750	9,955,925
Metropolitan St. Louis Sewer District, MO, 5.00%, 5/1/36(1)	7,925	9,006,683
New York City Municipal Water Finance Authority, NY, 5.00%, 6/15/31	10,000	11,037,700

Security	Principal Amount (000’s omitted)	Value
Portland, OR, Water System, 5.00%, 5/1/36	$5,385	$5,816,016
Texas Water Development Board, 5.00%, 10/15/40(1)	15,500	17,633,575

		$105,324,158

Total Tax-Exempt Investments — 161.7% (identified cost $1,383,945,884)		$1,457,262,485

Other Assets, Less Liabilities — (61.7)%		$(556,251,212)

Net Assets — 100.0%		$901,011,273

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At June 30, 2018, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

New York	15.2%
Others, representing less than 10% individually	84.8%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2018, 28.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 7.6% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)

Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at June 30, 2018.

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Depreciation
Interest Rate Futures
U.S. Long Treasury Bond	229	Short	Sep-18	$(33,205,000)	$(646,220)

					$(646,220)

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BAM	-	Build America Mutual Assurance Co.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

LOC	-	Letter of Credit

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

XLCA	-	XL Capital Assurance, Inc.

At June 30, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $646,220.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$1,457,262,485	$—	$1,457,262,485
Total Investments	$—	$1,457,262,485	$—	$1,457,262,485

Liability Description
Futures Contracts	$(646,220)	$—	$—	$(646,220)
Total	$(646,220)	$—	$—	$(646,220)

At June 30, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Proposed Plan of Reorganizations

In April and July 2018, the Trustees of the Fund approved Agreements and Plan of Reorganizations (the Agreements) whereby the Fund would acquire substantially all the assets and assume substantially all the liabilities of Eaton Vance Massachusetts Municipal Bond Fund, Eaton Vance Michigan Municipal Bond Fund, Eaton Vance Ohio Municipal Bond Fund, Eaton Vance New Jersey Municipal Bond Fund, Eaton Vance Pennsylvania Municipal Bond Fund and Eaton Vance Municipal Bond Fund II (each an “Acquired Fund”) in exchange for common shares of the Fund. Each proposed reorganization is subject to approval by the shareholders of the respective Acquired Fund.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 21, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 21, 2018